Capital And Financial Risk Management	12 Months Ended
Dec. 31, 2020
Capital And Financial Risk Management [Abstract]
Capital and Financial Risk Management	Capital and Financial Risk Management Capital Risk Management
The Group's capital and financial risk management policy is to maintain a strong capital base so as to support its strategic priorities, maintain investor, creditor and market confidence as well as sustain the future development of the business. The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. To maintain or adjust the capital structure, the Group may issue new shares or incur new debt. The Group has some external debt and no material externally imposed capital requirements. The Group’s share capital is clearly set out in Note 14.
Management continuously monitors the level of capital deployed and available for deployment in the Internal and Parent segments as well as at Founded Entities. The Directors seek to maintain a balance between the higher returns that might be possible with higher levels of deployed capital and the advantages and security afforded by a sound capital position.
The Group’s Directors have overall responsibility for establishment and oversight of the Group's capital and risk management framework. The Group is exposed to certain risks through its normal course of operations. The Group’s main objective in using financial instruments is to promote the development and commercialization of intellectual property through the raising and investing of funds for this purpose. The Group’s policies in calculating the nature, amount and timing of investments are determined by planned future investment activity. Due to the nature of activities and with the aim to maintain the investors’ funds as secure and protected, the Group’s policy is to hold any excess funds in highly liquid and readily available financial instruments and maintain insignificant exposure to other financial risks.
COVID-19
In December 2019, illnesses associated with COVID-19 were reported and the virus has since caused widespread and significant disruption to daily life and economies across geographies. The World Health Organization has classified the outbreak as a pandemic. The Group's operations, financial condition and results have not been significantly impacted during the year ended December 31, 2020 as a result of the COVID-19 pandemic. In response to the COVID-19 pandemic, the Group has taken swift action to ensure the safety of employees and other stakeholders. The Group continues to monitor the latest developments regarding the COVID-19 pandemic on business, operations, and financial condition and results, and have made certain assumptions regarding the pandemic for purposes of the Group's operational planning and financial projections, including assumptions regarding the duration and severity of the pandemic and the global macroeconomic impact of the pandemic. Despite careful tracking and planning, however, the Group is unable to accurately predict the extent of the impact of the pandemic on the business, operations, and financial condition and results in future periods due to the uncertainty of future developments. The Group is focused on all aspects of the business and is implementing measures aimed at mitigating issues where possible including by using digital technology to assist operations for R&D and enabling functions.
Credit Risk
The Group has exposure to the following risks arising from financial instruments:
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, investments held at fair value and trade and other receivables. The Group held the following balances:

	2020 $000s	2019 $000s
As of December 31
Cash and cash equivalents	403,881	132,360
Short-term investments	—	30,088
Trade and other receivables	2,558	1,977
Total	406,438	164,425
The Group invests its excess cash in U.S. Treasury Bills, U.S. debt obligations and money market accounts, which the Group believes are of high credit quality. Further the Group's cash, cash equivalents and short-term investments are held at diverse, investment-grade financial institutions.
The Group assesses the credit quality of customers on an ongoing basis. The credit quality of financial assets that are neither past due nor impaired is assessed by historical and recent payment history, counterparty financial position, reference to credit ratings (if available) or to historical information about counterparty default rates. The Group does not have expected credit losses owing largely to a small number of counterparties and the high credit quality of such counterparties.
The aging of trade and other receivables that were not impaired at December 31 is as follows:

As of December 31	2020 $000s	2019 $000s
Neither past due or impaired	2,558	1,977
Total	2,558	1,977
Liquidity Risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group actively manages its risk of a funds shortage by closely monitoring the maturity of its financial assets and liabilities and projected cash flows from operations, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. Due to the nature of these financial liabilities, the funds are available on demand to provide optimal financial flexibility.
The table below summarizes the maturity profile of the Group’s financial liabilities, including subsidiary preferred shares that have customary liquidation preferences, as of December 31, 2020 and 2019 based on contractual undiscounted payments:

As of December 31	2020
	Carrying Amount $000s	Within Three Months $000s	Three to Twelve Months $000s	One to Five Years $000s	Total $000s
Long-term loan	14,818	296	905	18,780	19,981
Subsidiary notes payable	26,455	1,455	25,000	—	26,455
Trade and other payables	21,826	21,826	—	—	21,826
Warrants[2]	8,206	8,206	—	—	8,206
Subsidiary preferred shares (Note 15)[1]	118,972	118,972	—	—	118,972
Total	190,278	150,756	25,905	18,780	195,441

As of December 31	2019
	Carrying Amount $000s	Within Three Months $000s	Three to Twelve Months $000s	One to Five Years $000s	Total $000s
Subsidiary notes payable	1,455	1,455	—	—	1,455
Trade and other payables	19,842	19,842	—	—	19,842
Warrants[2]	7,997	7,997	—	—	7,997
Subsidiary preferred shares (Note 15)[1]	100,989	100,989	—	—	100,989
Total	130,283	130,283	—	—	130,283
1    Redeemable only upon a liquidation or Deemed liquidation event, as defined in the applicable shareholder documents.
2    Warrants issued by subsidiaries to third parties to purchase preferred shares.
Interest Rate Sensitivity
As of December 31, 2020, the Group had cash and cash equivalents of $403.9 million. The Group's exposure to interest rate sensitivity is impacted by changes in the underlying U.K. and U.S. bank interest rates. The Group has not entered into investments for trading or speculative purposes. Due to the conservative nature of the Group's investment portfolio, which is predicated on capital preservation and investments in short duration, high-quality U.S. Treasury Bills and U.S. debt obligations and related money market accounts, a change in interest rates would not have a material effect on the fair market value of the Group's portfolio, and therefore the Group does not expect operating results or cash flows to be significantly affected by changes in market interest rates.
Controlled Founded Entity Investments
The Group maintains investments in certain Controlled Founded Entities. The Group’s investments in Controlled Founded Entities are eliminated as intercompany transactions upon financial consolidation. The Group is however exposed to a preferred share liability owing to the terms of existing preferred shares and the ownership of Controlled Founded Entities preferred shares by third parties. As discussed in Note 15, certain of the Group’s subsidiaries have issued preferred shares that include the right to receive a payment in the event of any voluntary or involuntary liquidation, dissolution or winding up of a subsidiary, which shall be paid out of the assets of the subsidiary available for distribution to shareholders and before any payment shall be made to holders of ordinary shares. The liability of preferred shares is maintained at fair value through the profit and loss. The Group’s strong cash position, budgeting and forecasting processes, as well as decision making and risk mitigation framework enable the Group to robustly monitor and support the business activities of the Controlled Founded Entities to ensure no exposure to credit losses and ultimately dissolution or liquidation. Accordingly, the Group views exposure to 3rd party preferred share liability as low. Please refer to Notes 15 and 16 for further information regarding the Group's exposure to Controlled Founded Entity Investments.
Non-Controlled Founded Entity Investments
The Group maintains certain investments in Non-Controlled Founded Entities which are deemed either as investments and accounted for as investments held at fair value or associates and accounted for under the equity method (please refer to Note 1). The Group's exposure to investments held at fair value is $530.2 million as of December 31, 2020 and the Group may or may not be able to realize the value in the future. Accordingly, the Group views the risk as high. The Group’s exposure to investments in associates is limited to the carrying amount of the investment in an Associate. The Group is not exposed to further contractual obligations or contingent liabilities beyond the value of initial investment. As of December 31, 2020, Gelesis was the only associate. The carrying amount of the investment in Gelesis as an associate was zero. Accordingly, the Group does not view this as a risk. Please refer to Notes 5,6 and 16 for further information regarding the Group's exposure to Non-Controlled Founded Entity Investments.
Equity Price Risk
As of December 31, 2020, the Group held 3,406,564 common shares of Karuna. The fair value of the Group's investment in the common stock of Karuna was $346.1 million .
The investment in Karuna is exposed to fluctuations in the market price of these common shares. The effect of a 10.0 percent adverse change in the market price of Karuna common shares as of December 31, 2020 would have been a loss of approximately $34.6 million recognized as a component of Other income (expense) in the Consolidated Statements of Comprehensive Income/(Loss).
Foreign Exchange Risk
The Group maintains consolidated financial statements in the Group's functional currency, which is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods. Such foreign currency gains or losses were not material for all reported periods. See Note 9.
The Group recorded foreign currency losses in respect of foreign operations of $0.5 million, $0.0 million and $0.2 million for the periods ended December 31, 2020, December 31, 2019, and December 31, 2018, respectively, which are included within Other comprehensive income/(loss) in the Consolidated Statements of Comprehensive Income/(Loss).
The Group does not currently engage in currency hedging activities since its foreign currency risk is limited, but the Group may begin to do so in the future if and when its foreign currency risk exposure changes. Instruments that may be used to hedge future risks include foreign currency forward and swap contracts. These instruments may be used to selectively manage risks, but there can be no assurance that the Group will be fully protected against material foreign currency fluctuations.